Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated March 30, 2018 to the
GMO Trust Multi-Class Prospectus, dated June 30, 2017

GMO Risk Premium Fund

The sections appearing on pages 122 to 125 of the GMO Trust Multi-Class Prospectus, dated June 30, 2017 (the “Prospectus”), captioned “Principal investment strategies,” “Principal risks of investing in the Fund” and “Average Annual Total Returns,” relating to GMO Risk Premium Fund, are replaced in their entirety with the following:

Principal investment strategies

The Fund seeks to capture returns commensurate with the equity risk premium over a full market cycle with less volatility than global equity markets primarily by selling (writing) put options on stock indices. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

The Fund writes put options on U.S. and non-U.S. (e.g., Europe, United Kingdom, Japan, Hong Kong, Canada, and Australia) stock indices. In determining the indices on which the Fund writes put options, GMO evaluates the income the Fund can receive for writing put options on a given index relative to the income for writing put options on other indices, taking into consideration the historical risk premium for writing put options on those indices. GMO also evaluates the relative liquidity of option markets and estimated transaction costs. At any given time, the Fund may have substantial exposures to one or only a few stock indices. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying the options it has written even though it does not own those assets or indices. The Fund may write put options with any strike price or duration.

The Fund’s options may be of any type, including options on global, regional and country stock indices, options on exchange-traded funds (ETFs), exchange-traded options and over-the-counter (OTC) options, and may be cash-settled or physically settled. In addition, the Fund’s options may be tied economically to any country in the world, including emerging countries. The Fund may invest in forward currency contracts to manage its currency exposure and may have exposure (e.g., through options on securities indices) to securities of companies of any market capitalization.

GMO expects that the Fund’s put option positions typically will be fully collateralized at the time the Fund writes them. GMO, therefore, expects that the Fund will hold sufficient assets to cover the maximum possible loss the Fund might sustain upon the exercise of a put option it has written.

The factors GMO considers and investment methods GMO uses can change over time.

For collateral and cash management purposes, the Fund invests a substantial portion of its assets in cash directly (e.g., Treasury bills, Treasury floating rate notes, Treasury Separately Traded Registered Interest and Principal Securities (“STRIPS”), Federal Home Loan Bank discount notes, and other agency notes), money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds. The Fund also may invest in shares of U.S. Treasury Fund.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund, or of a particular security or asset underlying an option written by the Fund, may affect the Fund’s performance more than if the Fund were a diversified investment company. Writing a put option on an equity index exposes the Fund to all of the risks of investing directly in the equities in that index. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equities – Because the Fund writes put options on stock indices, GMO generally expects the Fund’s net asset value to decline when those indices decline in value. The value of an index depends on the value of the equity securities in the index, and the market price of an equity security may decline due to factors affecting the issuer, its industry or the economy and equity markets generally. Also, the Fund’s investment strategies of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when those markets rise sharply.

•	Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from closing its option positions at desirable prices. The Fund’s ability to use options depends on the liquidity of the options market. That market may not be liquid when the Fund seeks to close out an option position. If the Fund receives a request from a shareholder to redeem a substantial number of shares and the Fund is unable to close out a put option it has written, the Fund may not hold sufficient assets to cover the maximum possible loss it would sustain if all of the put options written by the Fund were exercised.

•	Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities.

•	Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market events, movements or characteristics. In addition, they use assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a company’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•	Focused Investment Risk – Because the Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to relatively few stock indices, the Fund is subject to more risk than if the Fund’s investments were more diversified.

•	Non-U.S. Investment Risk – Writing put options on non-U.S. stock indices exposes the Fund to the risks of investing in non-U.S. securities. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•	Currency Risk –Fluctuations in exchange rates can adversely affect the market value of investments denominated in foreign currencies, such as put options written on non-U.S. indices.

•	Market Risk – Fixed Income – The market price of a fixed income security (e.g., U.S. Treasury bills) can decline due to market-related factors, primarily rising interest rates.

•	Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio.

•	Small Company Risk – Writing put options on stock indices made up of equity securities of companies with smaller market capitalizations exposes the Fund to the risks of investing in the securities of those companies. Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments. To the extent the Fund focuses its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

•	Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund’s operations.

Average Annual Total Returns

Periods Ending December 31, 2016

	1 Year	5 Years	10 Years	Incept.
Class III				12/14/12
Return Before Taxes	10.78%	N/A	N/A	6.26%
Return After Taxes on Distributions	8.37%	N/A	N/A	3.70%
Return After Taxes on Distributions and Sale of Fund Shares	7.01%	N/A	N/A	4.28%
CBOE S&P 500 PutWrite Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[a]	7.77%	N/A	N/A	8.23%
MSCI World Index (Prior Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[b]	7.51%	N/A	N/A	9.27%
Class VI				11/15/12
Return Before Taxes	10.89%	N/A	N/A	6.92%
CBOE S&P 500 PutWrite Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[a]	7.77%	N/A	N/A	8.60%
MSCI World Index (Prior Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[b]	7.51%	N/A	N/A	10.60%

a Fund’s benchmark effective March 31, 2018.

b Effective March 31, 2018, the Fund changed its benchmark from the MSCI World Index to the CBOE S&P 500 PutWrite Index because GMO believes the CBOE S&P 500 PutWrite Index is more representative of the Fund’s investment strategy.

GMO Climate Change Fund

With respect to GMO Climate Change Fund, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reduce its management fee by 0.15% through June 30, 2018 and is voluntarily extending this reduction through December 31, 2018. GMO does not expect the 0.15% reduction of its management fee to continue beyond December 31, 2018. The Prospectus is amended to reflect the foregoing.

GMO U.S. Equity Allocation Fund

The Board of Trustees of GMO Trust has approved a change in the name of GMO U.S. Equity Allocation Fund to “GMO U.S. Equity Fund.” All references to the Fund in the Prospectus are amended to reflect the foregoing.

In addition, the table appearing in the section of the Prospectus on page 71 captioned “Average Annual Total Returns” relating to GMO U.S. Equity Fund is replaced in its entirety with the following:

Average Annual Total Returns*

Periods Ending December 31, 2016

	1 Year	5 Years	10 Years	Incept.
Class III				9/18/85
Return Before Taxes	13.58%	12.80%	6.31%	10.98%
Return After Taxes on Distributions	10.52%	10.60%	4.89%	8.35%
Return After Taxes on Distributions and Sale of Fund Shares	10.17%	10.07%	4.92%	8.37%
Russell 3000 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[a]	12.74%	14.66%	7.07%	10.81%
S&P 500 Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[b]	11.96%	14.65%	6.94%	10.89%
Class IV				1/9/98
Return Before Taxes	13.75%	12.87%	6.37%	6.63%
Russell 3000 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[a]	12.74%	14.66%	7.07%	7.00%
S&P 500 Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[b]	11.96%	14.65%	6.94%	6.73%
Class VI				6/30/03
Return Before Taxes	13.70%	12.89%	6.40%	7.50%
Russell 3000 Index (Fund benchmark ) (reflects no deduction for fees, expenses, or taxes)[a]	12.74%	14.66%	7.07%	8.91%
S&P 500 Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[b]	11.96%	14.65%	6.94%	8.57%

* The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and investment policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund). As of the date of this Prospectus, no Class V shares of the Fund or its predecessor have been outstanding since February 11, 2005. Class V shares would be invested in the same portfolio of securities as Class III shares. Annual returns would principally differ to the extent Class V shares do not have the same expenses as Class III shares.

a Fund’s benchmark effective March 31, 2018.

b Effective March 31, 2018, the Fund changed its benchmark from the S&P 500 Index to the Russell 3000 Index because GMO believes the Russell 3000 Index is more representative of the Fund’s investment strategy.

The table appearing in the section of the Prospectus beginning on page 183 captioned “Fund Benchmarks and Comparative Indices” is amended to include the following:

Benchmark/Comparative Index	Description
CBOE S&P 500 PutWrite Index	The CBOE S&P 500 PutWrite Index is designed to sell a sequence of one-month, at-the-money, S&P 500 Index puts and invest cash at one- and three-month Treasury Bill rates. The number of puts sold varies from month to month, but is limited so that the amount held in Treasury Bills can finance the maximum possible loss from final settlement of the S&P 500 Index puts.
Russell 3000 Index	The Russell 3000 Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks, which represent about 98% of all U.S incorporated equity securities.

Custodian and Fund Accounting Agent

State Street Bank and Trust Company (“State Street Bank”) now serves as the Trust’s custodian and fund accounting agent on behalf of all of the Funds. Brown Brothers Harriman & Co. (“BBH”) serves as custodian in a limited capacity with respect to Emerging Markets Fund assets held in India. All references to the Trust’s custodian, State Street Bank, and BBH in the Prospectus are amended to reflect the foregoing.

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Amended and Restated Supplement dated March 30, 2018 to the
GMO Trust Statement of Additional Information, dated June 30, 2017

This supplement amends and restates the supplement dated October 27, 2017 to the GMO Trust Statement of Additional Information, dated June 30, 2017 (the “SAI”).

GMO U.S. Equity Allocation Fund

The Board of Trustees (the “Board”) of GMO Trust (the “Trust”) has approved a change in the name of GMO U.S. Equity Allocation Fund to “GMO U.S. Equity Fund.” All references to the Fund in the SAI are amended to reflect the foregoing.

GMO Climate Change Fund

With respect to GMO Climate Change Fund, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reduce its management fee by 0.15% through June 30, 2018 and is voluntarily extending this reduction through December 31, 2018. GMO does not expect the 0.15% reduction of its management fee to continue beyond December 31, 2018. The SAI is amended to reflect the foregoing.

GMO Emerging Domestic Opportunities Fund

The numbered paragraph (4) in the section captioned “Investment Guidelines – Emerging Domestic Opportunities Fund” on page 61 of the SAI is replaced in its entirety with the following:

(4) The Fund will not invest in securities classified as being in any one country in an amount that exceeds the greater of the following, each representing a percentage of the Fund’s net assets: (a) 30%; or (b) 15% more than the country’s weighting percentage within MSCI Emerging Markets Index. As an example, if the MSCI Emerging Markets Index’s country weight for China is 29%, the Fund will not invest more than 44% of its net assets in securities classified as being in China. For purposes of this guideline, a security’s country classification will be based on generally accepted industry standards, including but not limited to the issuer’s country of incorporation, primary listing or domicile, or other factors GMO believes to be relevant. For the avoidance of doubt, China A shares are classified as investments in China for purposes of this guideline.

Custodian and Fund Accounting Agent

State Street Bank and Trust Company (“State Street Bank”) now serves as the Trust’s custodian and fund accounting agent on behalf of all of the Funds. Brown Brothers Harriman & Co. (“BBH”) serves as custodian in a limited capacity with respect to Emerging Markets Fund assets held in India. All references to the Trust’s custodian, State Street Bank, and BBH in the SAI are amended to reflect the foregoing.

Management of the Trust

Effective March 8, 2018, in connection with his retirement, Joseph B. Kittredge, Jr. resigned as President and Trustee of GMO Trust. On the same date, Jason B. Harrison was appointed to the Board to fill the vacancy created by Mr. Kittredge’s resignation and was elected President of the Trust. Mr. Harrison, born in 1977, has been a member of GMO’s Global Client Relations Team since 2015. Prior to that, he served as Legal Counsel at GMO since 2006. He oversees 44 portfolios in the Trust and GMO Series Trust. Mr. Harrison also serves as a Trustee of GMO Series Trust. The SAI is amended to reflect the foregoing.